Purchases and other expenses - Broadcasting rights and equipment inventories - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses [abstract]
Inventories in the opening balance	€ 814	€ 906	€ 965
Business related variations	125	(70)	(64)
Changes in the scope of consolidation	9		2
Translation adjustment	3	(8)	2
Reclassifications and other items	(1)	(14)	1
Inventories in the closing balance	€ 952	€ 814	€ 906